Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 7 — Warrants

On June 9, 2017, the Company issued warrants for the purchase of 33,275 shares of common stock to its IPO selling agent (the “June 2017 Warrants”). The June 2017 Warrants became fully vested, exercisable on December 9, 2017 by the holder at an exercise price of $8.25 per share and have a life of five years. The June 2017 Warrants include a fundamental transaction clause which provide for the warrant holder to be paid in cash upon an event as defined in the warrant. The cash payment is to be computed using the Black-Scholes valuation model for the unexercised portion of the warrant. Accordingly, under ASC 815 Derivative and Hedging the June 2017 Warrants were deemed to be a derivative liability and are marked to market at each reporting period. On September 30, 2019 and December 31, 2018, the derivative liability was marked to its then fair value market value of approximately $300 and $3,700 respectively.

Assumptions utilized in the valuation of the June 2017 Warrant, for the nine months ended September 30, 2019, were as follows:

Risk-free interest rate	1.59%
Expected life	2.69
Expected volatility of underlying stock	66.20%
Expected dividend yield	—

On February 8, 2019, the Company issued warrants for the purchase of 363,400 shares of common stock to its February 2019 Offering selling agent (the “February 2019 Warrants”). The February 2019 Warrants are exercisable at any time after August 8, 2019 by the holder at an exercise price of $1.75 per share and have a life of four years. The warrants include a fundamental transaction clause that include transactions that may not require approval by the Company, such as a hostile tender offer. These transactions could require the Company to settle in cash upon exercise. Upon a fundamental transaction, the warrant holder would receive the equivalent securities or alternate considerations just prior to the triggering event by apportioning the exercise price among the equivalent securities. Accordingly, under ASC 815 Derivative and Hedging the warrants were deemed to be a derivative liability and marked to market at each reporting period The Company computed the fair value of the derivative liability using the Black-Scholes Option Valuation Model. The Company determined that the Binomial Lattice Model was not materially different to the Black Scholes Option Valuation Model. Accordingly, on the date of issuance the Company recorded as a derivative liability the fair value of the February 2019 Warrants of approximately $196,000 and on September 30, 2019 the derivative liability was marked to its then fair market value of approximately $43,600.

Assumptions utilized in the valuation of the February 2019 Warrant for the nine months ended September 30, 2019, were as follows:

Risk-free interest rate	1.56%
Expected life	3.36
Expected volatility of underlying stock	64.01%
Expected dividend yield	—

Note 10 — Warrants

On June 9, 2017, the Company issued warrants for the purchase of 557,216 shares of common stock to investors in connection with a private placement that closed concurrently with the Company’s IPO, as more fully described in Note 1. The warrants are exercisable for three years from the date of the IPO and are fully vested and exercisable at any time by the holder at a price of $7.50 per share. The warrants can only be settled in the Company’s own shares, and as such, under ASC 815 “Derivatives and Hedging” the warrants were deemed to be equity instruments and, therefore are included in stockholders’ equity and no fair value adjustments are required from period-to-period.

On June 9, 2017, the Company issued warrants for the purchase of 33,275 shares of common stock to its IPO selling agent. The warrants are fully vested, exercisable at any time after December 9, 2017 by the holder at an exercise price of $8.25 per share and have a life of five years. The warrants include a fundamental transaction clause which provides for the warrant holder to be paid in cash upon an event as defined in the warrant. The cash payment is to be computed using the Black-Scholes valuation model for the unexercised portion of the warrant. Accordingly, under ASC 815 Derivatives and Hedging the warrants were deemed to be a derivative liability and are marked to market at each reporting period. Accordingly, on the date of issuance the Company recorded as a derivative liability the fair value of the warrants which was $156,725 and at December 31, 2017 the derivative liability was marked to its then fair market value of $39,930.

On December 4, 2017, the Company issued 4,175,000 warrants to purchase shares of its common stock to investors in connection with its FPO, as more fully described in Note 1. The warrants, of which warrants to purchase 3,560,894 shares of common stock remain outstanding as of December 31, 2018, are exercisable at an exercise price of $2.95 per share of common stock, and they expire on December 4, 2022. The exercise price of these warrants has been subsequently reduced to $1.40 per share (see Note 14 – Subsequent Events). On December 6, 2017, the Company’s underwriters on its FPO exercised in full their option to purchase 626,250 shares of common stock and accompanying warrant. After giving effect to the full exercise of the over-allotment, the Company issued an aggregate 4,801,250 warrants to purchase an aggregate of 4,801,250 shares of common stock at an exercise price of $2.95 per share of common stock, which expire on December 4, 2022.

The early adoption of ASU 2017-11 by the Company, during the fourth quarter of 2017, resulted in the warrants issued in conjunction with the December 2017 FPO, which contain a “down-round” feature, being accounted for as an equity instrument rather than a derivative liability. Down round features are features of certain equity-linked instruments (or embedded features) that may result in the strike price being reduced on the basis of the pricing of future equity offerings. Upon adoption of ASU 2017-11, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The warrants can only be settled in the Company’s own shares, and as such, under ASC 815 Derivatives and Hedging, they were deemed to be equity instruments and, therefore are included in stockholders’ equity and no fair value adjustments are required from period-to-period.

On December 4, 2017, the Company issued warrants for the purchase of 83,500 shares of common stock to the underwriter of its FPO. The warrants are fully vested, exercisable at any time after June 2, 2018 by the holder at an exercise price of $2.40 per share and have a life of three years. The warrants can only be settled in the Company’s own shares, and as such, under ASC 815 Derivatives and Hedging, they were deemed to be equity instruments and, therefore are included in stockholders’ equity and no fair value adjustments are required from period-to-period.

The following table presents the Company’s common stock warrant activity for the years ended December 31, 2018 and 2017:

	Warrants		Weighted Average Exercise Price
	Outstanding	Exercisable	Outstanding	Exercisable
Balance, Jan 1, 2017	8,228	8,228	$6.47	$6.47
Issued	6,304,015	6,220,515	3.84	3.85
Exercised	(34,800)	(34,800)	2.95	2.95

Balance, Dec 31, 2017	6,277,443	6,193,943	3.85	3.86
Previously issued warrants which became exercisable	—	83,500	2.40	2.40
Issued	—	—	—	—
Exercised	(1,205,556)	(1,205,556)	2.95	2.95

Balance, Dec 31, 2018	5,071,887	5,071,887	$4.05	$4.05

The weighted average remaining contractual life of warrants outstanding and exercisable at December 31, 2018 was 3.23 years.